Costs incurred and estimated earnings net of billings on uncompleted contracts (Tables)	12 Months Ended
Dec. 31, 2015
Contractors [Abstract]
Schedule of costs in excess of billings on uncompleted contracts

	December 31, 2015	December 31, 2014
Costs incurred and estimated earnings on uncompleted contracts	$275,316	$629,416
Less billings to date	(258,208)	(585,794)
	$17,108	$43,622

Costs incurred and estimated earnings net of billings on uncompleted contracts is presented in the Consolidated Balance Sheets under the following captions:

	December 31, 2015	December 31, 2014
Unbilled revenue	$17,565	$43,622
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(457)	—
	$17,108	$43,622